Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2021
GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member]
Accrued Liabilities, Current [Line Items]
Summary of Accrued Expenses
Accrued expenses as of December 31, 2020 and 2021 consisted of the following:

	December 31,
	2020	2021
Accrued employee compensation and benefits	$4,024	$8,492
Accrued research and development	612	4,059
Accrued professional fees	568	1,888
Accrued other	1,622	185

Total accrued expenses	$6,826	$14,624